NET LOSS PER COMMON SHARE - Anti-dilutive securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Preferred Stock
Antidilutive securities excluded from computation of loss per share
Potential dilutive securities excluded from the computation of diluted net loss per share attributable to common stockholders		3,093,898	7,095,746	3,093,898
Options
Antidilutive securities excluded from computation of loss per share
Potential dilutive securities excluded from the computation of diluted net loss per share attributable to common stockholders	3,767,571	1,035,466	1,202,979	262,427
Warrants Liability
Antidilutive securities excluded from computation of loss per share
Potential dilutive securities excluded from the computation of diluted net loss per share attributable to common stockholders	482,364	309,389	458,497	309,389